Note 53 Transactions with members of the board of directors and senior management balance at 31st december (Details) - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Director [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		€ 531	€ 668	€ 765
Bank guarantees to related parties		0	0	0
Business credit to related parties		0	0	0
Related parties [member]
Nature of the transactions [Line Items]
Loans and credits to related parties		243	1,880	207
Bank guarantees to related parties		0	0	0
Business credit to related parties		0	0	0
Senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties	[1]	5,553	6,321	5,419
Bank guarantees to related parties	[1]	10	10	10
Business credit to related parties	[1]	0	0	0
Related parties of senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		727	764	573
Bank guarantees to related parties		0	0	0
Business credit to related parties		€ 0	€ 0	€ 0

[1]	(1) Excluding executive directors